Supplemental Cash Flow Information (Details) - Schedule of cash and cash equivalents $ in Thousands, $ in Millions	Dec. 31, 2020 CAD ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)		Dec. 31, 2017 CAD ($)
Schedule of cash and cash equivalents [Abstract]
Cash	$ 687,967			$ 542,537			$ 342,874
Short-term investments	130,411	[1]	$ 130.4	484,685	[1]	$ 484.7	425,559	[1]
Cash and cash equivalents	$ 818,378			$ 1,027,222			$ 768,433		$ 479,045

[1]	Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.